EMPLOYEE BENEFITS (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Post-Employment benefits [Member] | 2018
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 66,310
Post-Employment benefits [Member] | 2019
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	59,130
Post-Employment benefits [Member] | 2020
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	58,545
Post-Employment benefits [Member] | 2021
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	59,199
Post-Employment benefits [Member] | 2022
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	58,250
Post-Employment benefits [Member] | Years 2023-2027
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	270,420
Long-term Benefits [Member] | 2018
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	34,520
Long-term Benefits [Member] | 2019
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	35,659
Long-term Benefits [Member] | 2020
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	34,883
Long-term Benefits [Member] | 2021
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	30,143
Long-term Benefits [Member] | 2022
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	29,821
Long-term Benefits [Member] | Years 2023-2027
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 141,937